Revenue - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	$ 87,290	$ 17,072
Provided for during the year	130,219	126,815
Settled during the year	(77,667)	(43,469)
Released during the year	(39,178)	(10,677)
Effect of foreign currency exchange rate differences	(4,195)	(2,451)
Ending balance, contract liabilities	96,469	87,290
Current contract liabilities	46,217	58,368
Non-current contract liabilities	50,252	28,922
Sales generated obligation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	24,702	2,436
Provided for during the year	66,769	65,862
Settled during the year	(77,667)	(43,469)
Released during the year	0	0
Effect of foreign currency exchange rate differences	(735)	(127)
Ending balance, contract liabilities	13,069	24,702
Current contract liabilities	13,069	24,702
Non-current contract liabilities	0	0
Deferred revenue - extended service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	23,680	8,967
Provided for during the year	31,928	20,612
Settled during the year	0	0
Released during the year	(13,882)	(3,673)
Effect of foreign currency exchange rate differences	(934)	(2,226)
Ending balance, contract liabilities	40,792	23,680
Current contract liabilities	18,979	11,178
Non-current contract liabilities	21,813	12,502
Deferred revenue - connected services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	18,593	5,669
Provided for during the year	17,325	14,472
Settled during the year	0	0
Released during the year	(3,859)	(1,450)
Effect of foreign currency exchange rate differences	(1,966)	(98)
Ending balance, contract liabilities	30,093	18,593
Current contract liabilities	4,431	2,521
Non-current contract liabilities	25,662	16,072
Deferred revenue - operating leases & other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	20,315	0
Provided for during the year	14,197	25,869
Settled during the year	0	0
Released during the year	(21,437)	(5,554)
Effect of foreign currency exchange rate differences	(560)	0
Ending balance, contract liabilities	12,515	20,315
Current contract liabilities	9,738	19,967
Non-current contract liabilities	$ 2,777	$ 348